Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax on Income/(loss) before tax and share of equity investee's profits at mining statutory rate	$ (88.8)		$ (96.4)		$ (216.5)
Rate adjustment to reflect company tax rates	0.1		0.7		25.4
Mining tax formula rate adjustment	34.3		34.5		37.8
Valuation allowance raised against deferred tax assets	(0.1)		(0.3)
Reversal of valuation allowance previously raised against deferred tax assets					1.4
Non-deductible stock-based compensation	(7.6)		(10.9)		(14.2)
Non deductible expenditure	(7.1)	[1]			(0.3)	[1]
Deferred tax benefit from reduction of future expected tax rate	24.1
Deferred tax benefit from reduction of tax rate due to changes in legislation			139.1
Other	5.1	[1]	0.8	[1]	(1.1)	[1]
Income and mining tax (expense)/benefit	$ (40.0)		$ 67.5		$ (167.5)

[1]	There are no individually significant amounts included in this line item.